Retirement Benefit Plans - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of defined benefit plans [abstract]
Amount of contributions to retirement benefit scheme	¥ 25,788,000	$ 3,952,000	¥ 31,862,000	¥ 30,023,000